Segment Information	6 Months Ended
Jun. 30, 2022
Segment Information
Segment Information

Note 17 – Segment Information

The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. Due to business strategic changes, the Company merged consumer products segment and trading segment, and we start to provided commercial factoring business during six months ended June 30, 2022As a result, the Company has determined that it has three operating segments as defined by ASC 280, “Segment Reporting”: consumer products, electric vehicles (“EV”) and commercial factoring. Consumer products segment manufactures, sell and trade Charcoal Doctor branded products and BBQ charcoal in China. The EV segment manufactures and sell electric vehicles. Commercial factoring segment provided factoring business. Management, including the chief operating decision maker, reviews operation results of consumer products, electric vehicles and commercial factoring separately.

Adjustments and eliminations of inter-company transactions were not included in determining segment (loss) profit, as they are not used by the chief operating decision maker. The following table presents summary information by segment for the six months ended June 30, 2022 and 2021, respectively.

	Consumer Products		EV		Commercial Factoring		Total
	Six months	Six months	Six months	Six months	Six months	Six months	Six months	Six months
	ended	ended	ended	ended	ended	ended	ended	ended
	June 30, 2022	June 30, 2021	June 30, 2022	June 30, 2021	June 30, 2022	June 30, 2021	June 30, 2022	June 30, 2021
Revenue from external customers	$26,290,353	$20,447,438	$679,064	$185,750	$56,311	$—	$27,025,728	$20,633,188
Revenue from inter segment	(722,763)	(375,539)	—	—	—	—	(722,763)	(375,539)
Cost of revenue	21,221,909	16,546,125	665,540	114,262	4,063	—	21,891,512	16,660,387
Gross profit	5,068,444	3,901,313	13,524	71,488	52,248	—	5,134,216	3,972,801
Interest Expenses	106,978	137,594	—	—	—	—	106,978	137,594
Depreciation & amortization	125,705	140,507	79,014	329,842	—	—	204,719	470,349
Capital expenditure	13,951	—	7,928	5,086	—	—	21,879	5,086
Segment assets	87,936,955	108,333,237	4,680,964	12,152,496	43,609,852	—	136,227,771	120,485,733
Segment profit	$2,754,183	$199,180	$(916,312)	$(6,951,392)	34,373	—	$1,872,244	$(6,752,212)

Note 17 – Segment Information (continued)

All of the Company’s long-lived assets are located in the PRC. Geographic information about the revenues, which are classified based on customers, is set out as follows:

	For the six months ended June 30,
	2022	2021
Revenue from China	$27,025,728	$20,633,188
Revenue directly from foreign countries	—	—
Total Revenue	$27,025,728	$20,633,188